Net Gain from Measurement of Financial Instruments at Fair Value Through Profit or Loss - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 457,488,716	$ 2,922,000,124	$ 2,791,075,672
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		384,560,558	2,900,974,091	2,480,443,795
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		46,084,292	46,880,364	198,835,081
Gain from derivative financial instruments Forward transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		4,362,020	21,552,162	51,672,475
Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		3,714,080	7,747,847	3,428,285
(Loss) / gain from sale or write-off of financial assets at fair value
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss	[1]	(4,633,194)	(5,649,586)	69,086,076
Loss from derivative financial instruments Option [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		(273,456)	(56,325,024)	(22,380,959)
Gain from equity instruments at fair value through profit or loss [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains (losses) on financial assets at fair value through profit or loss		$ 23,674,416	$ 6,820,270	$ 9,990,919

[1]	Net amount of reclassifications to profit of instruments classified at fair value through other comprehensive income that were derecognized or charged during the fiscal year.